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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                              Form 13F COVER PAGE
              Report for the Calendar Year or Quarter Ended:     12/31/2010
                                                               ---------------
                 Check here if Amendment[ ]: Amendment Number:
                                                               ---------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
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Address:   222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
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Form 13F File Number 28-     4651
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     The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angela Newhouse
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Title:     Investment Information Manager
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Phone:     312-236-6300
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Signature, Place, and Date of Signing:

/s/ Angela Newhouse
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(Signature)
Chicago, Illinois
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(City, State)
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2/10/2011
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(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

NONE
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
                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Manager:
          0
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Form 13F Information Table Entry Total:
          2
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Form 13F  Information Table Value Total:
          $2,645,272 (thousands)
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THE  CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
WITH  THE  SEC.

List of Other Included Managers:
          NONE
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

                              13F HOLDINGS REPORT
                                   12/31/2010

    COLUMN 1         COLUMN 2  COLUMN 3    COLUMN 4             COLUMN 5        COLUMN 6  COLUMN 7            COLUMN 8
     NAME OF         TITLE OF                VALUE        SHRS OR    SH/ PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
     ISSUER           CLASS     CUSIP      (X $1000)      PRN AMT    PRN CALL  DISCRETION MANAGERS     SOLE     SHARED     NONE

GENERAL DYNAMICS CORP  COM    369550108    2,369,311     33,389,400   SH         SOLE               33,389,400
PETSMART INC           COM    716768106      275,960      6,930,194   SH         SOLE                6,930,194

TOTAL                                      2,645,272     40,319,594                                 40,319,594
